Investments	12 Months Ended
Dec. 31, 2017
Investments
4.	INVESTMENTS

(a) Short-term investments

As of December 31, 2016 and 2017, short-term investments included time deposits and constructive notes in commercial banks RMB361,499 and RMB1,395,694 (US$214,514), respectively.

For the years ended December 31, 2015, 2016 and 2017, interest income from its short-term investments of RMB9,877, RMB6,563 and RMB16,929 (US$2,602), respectively, was recognized in the consolidated statements of comprehensive income (loss).

For the years ended December 31, 2015, 2016 and 2017, the Group recognized a realized loss on disposal of available-for-sale equity securities of RMB202, nil and nil, respectively, in “Other income, net” in the consolidated statements of comprehensive income (loss).

No impairment of short-term investment was recognized for the years ended December 31, 2015, 2016 and 2017.

(b) Long-term investments

As of December 31, 2016 and 2017, long-term investments consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Cost method investments	869,741	1,002,539	154,087
Equity method investments	100,063	149,969	23,050
Available-for-sale debt security	7,353	182	28

Total	977,157	1,152,690	177,165

Cost method investments

In 2017, the Group acquired: i) a small minority equity interest of Bytedance at a consideration of US$50,000 (equivalent to RMB329,710) (note 3) ii) preferred shares representing 29.55% equity interest not qualified as in-substance common stock and a two-year warrant to subscribe for additional equity interests amounted to US$62,000 (equivalent to RMB403,400) at the same valuation of Beijing OrionStar, an artificial intelligence company incorporated in China and controlled by Mr. Sheng Fu, at a cash consideration of RMB264,768 (US$40,694) and iii) other equity interests in 8 internet companies for total cash consideration of RMB65,130 (US$10,010).

In 2016, the Group acquired: i) 2.8% additional equity interest of a third party mobile application developer at a cash consideration of RMB130,432, ii) 4.6% equity interest of a third-party mobile technique provider at a consideration of RMB80,000 and iii) other equity interests in 12 internet companies for total consideration of RMB94,133.

In 2015, the Group acquired : i) 2.8% equity interest of a third party mobile application developer at a cash consideration of RMB171,531, ii) 9.6% equity interest of a third-party mobile advertising software provider at a consideration of RMB122,896, iii) preferred shares representing 35% equity interest not qualified as in-substance common stock of a third-party e-commerce company at a consideration of RMB107,452, and iv) other equity interests in eleven internet companies for total consideration of RMB72,800.

The Group recognized impairment loss on the cost method investments of RMB6,031, RMB129,616 and RMB268,432 (US$41,258) in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively. The Group received dividends form cost method investees of RMB700, RMB123 and RMB58,741 (US$9,028) in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively. Disposal gain of cost method investment amounting to nil, RMB721 and RMB947,069 (US$145,561) was recognized in “Other income, net” in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively. Disposal gain in 2017 primarily resulted from the gain of RMB797,607 (US$122,590) from the dispositions of interests in Musical.ly.

Equity method investments

In 2017, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB40,000 (US$6,148); ii) other equity method investments with aggregate consideration of RMB14,516 (US$2,231).

In 2016, the Group acquired equity method investments with aggregate consideration of RMB3,277.

In 2015, the Group acquired: i) 51.73% of the equity interests in Dianjing Fund, L.P. with a consideration of RMB45,000; ii) other eight internet companies and three limited partnerships to acquire approximately 5% to 50% of the equity interests, with aggregate consideration of RMB65,317.

None of equity method investments was considered individually material for the years ended December 31, 2015, 2016 and 2017. The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2016	2017
	RMB	RMB	US$
Balance sheet data:
Current assets	206,376	212,333	32,635
Non-current assets	243,356	348,656	53,587
Current liabilities	56,828	90,909	13,972
Non-current liabilities	223	2,437	375

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating data:
Revenues	45,797	94,343	53,175	8,173
Gross profit	21,444	65,097	43,947	6,755
Operating loss	(39,325)	(50,475)	(2,372)	(365)
Net (loss) income	(32,562)	(40,192)	5,849	899

The Group recorded a loss of RMB12,144, RMB11,363 and a gain of RMB495 (US$76) from equity method investments for the years ended December 31, 2015, 2016 and 2017, respectively. The Group also recognized impairment losses of RMB2,806, RMB11,453 and nil for equity method investments in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017, respectively. The Group recognized disposal gain of RMB13,626, RMB30,625 and nil and deemed disposal gain of RMB30,857, nil and RMB6,276 (US$965) for the years ended December 31, 2015, 2016 and 2017, respectively.

Available-for-sale security

Long-term available-for-sale debt security primarily represents investment in the convertible bond of a third party internet company.

For the years ended December 31, 2015, 2016 and 2017, the Group recognized an impairment loss on the long-term available-for-sale security of RMB25,891, nil and RMB6,594 (US$1,013) in the consolidated statements of comprehensive income (loss).